Related Party Transactions - Summary of Transactions Between Related Parties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions	$ 112,500	$ 3,431	$ 125,000	$ 120,000
ASE Environmental Protection And Sustainability Foundation [Member]
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions	100,000	3,050	100,000	100,000
ASE Cultural and Educational Foundation [member]
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions	$ 12,500	$ 381	$ 25,000	$ 20,000